ENTITIES IN THE GROUP (Tables)	12 Months Ended
Dec. 31, 2022
ENTITIES IN THE GROUP
Schedule of subsidiaries

Entity	Country
TORM plc	United Kingdom
Investments in subsidiaries 6):
Entity	Country	Ownership 5)
TORM A/S	Denmark	100%
DK Vessel HoldCo GP ApS 2)	Denmark	100%
DK Vessel HoldCo K/S 2)	Denmark	100%
OCM Singapore Njord Holdings Alice, Pte. Ltd 2)	Singapore	100%
OCM Singapore Njord Holdings Almena, Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings Agnete, Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd 2)	Singapore	100%
OMI Holding Ltd. 3)	Mauritius	100%
TORM Crewing Service Ltd. 3)	Bermuda	100%
TORM Shipping India Private Limited 4)	India	100%
TORM Singapore Pte. Ltd.	Singapore	100%
TORM USA LLC	USA	100%
VesselCo 1 K/S 1)	Denmark	100%
VesselCo 3 K/S 1)	Denmark	100%
VesselCo 5 K/S 1)	Denmark	100%
VesselCo 6 K/S 1)	Denmark	100%
VesselCo 6 Pte. Ltd. 2)	Singapore	100%
VesselCo 7 Pte. Ltd. 1)	Singapore	100%
VesselCo 8 Pte. Ltd. 3)	Singapore	100%
VesselCo 9 Pte. Ltd.	Singapore	100%
VesselCo 10 Pte. Ltd.	Singapore	100%
VesselCo 11 Pte. Ltd. 3)	Singapore	100%
VesselCo 12 Pte. Ltd.	Singapore	100%
TORM SHIPPING (PHILS.), INC.	Philippines	25%
VesselCo A ApS 1)	Denmark	100%
VesselCo C ApS 1)	Denmark	100%
VesselCo E ApS 1)	Denmark	100%
VesselCo F ApS 1)	Denmark	100%
Marine Exhaust Technology A/S	Denmark	75%
ME Production A/S	Denmark	75%
Marine Exhaust Technology (Hong Kong) Ltd	China	59%
Suzhou ME Production Technology Co, Ltd.	China	75%

¹⁾    Entities dissolved in the financial year ended 31 December 2020.

²⁾    Entities dissolved in the financial year ended 31 December 2021.

³⁾    Entities dissolved in the financial year ended 31 December 2022.

⁴⁾    Entities with different reporting periods: TORM Shipping India has a Financial reporting period that runs from 1 April to 31 March as required by the Indian government's laws and legislations.

⁵⁾    For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.), INC where voting rights are 100%.

[6]⁾    All subsidiaries are consolidated in full.

Schedule of interest in legal entities included as joint ventures

	2022
			Profit and
			loss from	Other	Total
			continuing	comprehensive	comprehensive
Entity (USDm)	Country	% Control	operations	income	income
Long Range 2 A/S	Denmark	50%	—	—	—
LR2 Management K/S	Denmark	50%	—	—	—
Marine Exhaust Technology Ltd. 1)	Hong Kong	28%	(0.1)	—	(0.1)

¹⁾    TORM obtained control over the entity on 01 September following the acquisition of Marine Exhaust Technology A/S. The amounts above represents the period until TORM obtains control.

Schedule of registered addresses

Denmark	India	Philippines
Tuborg Havnevej 18	2nd Floor	7th Floor
2900 Hellerup	Leela Business Park	Salcedo Towers, 169
Denmark	Andheri-Kurla Road	HV dela Costa Street
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

Singapore	United Kingdom	USA
6 Battery Road #27-02	Office 105	Suite 1625
Singapore 049909	20 St Dunstan’s Hill	2500 City West
Singapore	London, EC3R 8HL	Boulevard
	United Kingdom	77042, Houston , Texas
USA

Denmark	China	Hong Kong
Sandholm 7	208 Longward Road	Room 3, 10/F
9900 Frederikshavn	Zhapu Town Ping Hu	Yue Xiu Building
Denmark	Jiaxing City	160-174 Lockhart Road
	Zhejiang Provice	Wanchai
	China	Hong Kong